Summary of significant accounting policies (Schedule of Changes in Financial Liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary of significant accounting policies
Balance, beginning	$ 253	$ 286	$ 680
Change in fair value of warrant derivative liability	(4)	(33)	(394)	$ 150
Change In Financial Liabilities Issuance Of Warrants				530
Balance, ending	$ 249	$ 253	$ 286	$ 680